Document and Entity Information	Apr. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 23, 2021
Entity Registrant Name	BROADRIDGE FINANCIAL SOLUTIONS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33220
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	5 Dakota Drive
Entity Address, City or Town	Lake Success
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11042
City Area Code	516
Local Phone Number	472-5400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001383312
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BR
Security Exchange Name	NYSE